Taxation	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Taxation

7	Taxation

	2025 £’000	2024 £’000	2023 £’000
Current tax credit
Current tax (charged)/credited to the income statement	(21)	241	407
Adjustment in respect of prior year	126	9	(1)
Current tax credit	105	250	406
Deferred tax credit
Reversal of temporary differences	–	–	–
Total tax credit	105	250	406

The reasons for the difference between the actual tax credit for the year and the standard rate of corporation tax in the United Kingdom applied to losses for the year are as follows:

	2025 £’000	2024 £’000	2023 £’000
Loss before tax	(6,489)	(5,979)	(7,485)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 25% (2024: 25%; 2023: 25.52%)	(1,555)	(1,495)	(1,764)
Expenses not deductible for tax purposes	726	1,069	408
Income not taxable	(212)	(809)	(5)
Adjustment in respect of prior period	(126)	(9)	1
Effect of R&D relief	38	100	26
Deferred tax not recognised	1,024	894	928
Total tax credited to the income statement	(105)	(250)	(406)

The taxation credit arises on the enhanced research and development tax credits accrued for the respective periods.